CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE－12 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the financial years ended December 31, 2025, 2024 and 2023, there was no customer who accounted for 10.0% or more of the Company’s revenues.

(b)	Major vendors

For the financial years ended December 31, 2025, 2024 and 2023, the vendor who accounted for 10.0% or more of the Company’s purchases and its outstanding payable balances as at year end date, is presented as follows:

	2025		2024		2023
	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable	Percentage of purchases	Accounts payable
	%	$’000%		$’000%		$’000

Vendor A	19.6	-	23.9	545	15.8	1,086